SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 8 - SUBSEQUENT EVENTS

The Company evaluated events occurring subsequent to June 30, 2012, identifying those that are required to be disclosed as follows:

On July 1, 2012, the Company issued an aggregate of 60,000 stock options to the independent directors of its Board of Directors at an exercise price per share of $0.83 as compensation.